Organization and Significant Accounting Policies (Details Narrative) (10K) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Apr. 02, 2016
Federal deposit insurance corporation insured limits (FDIC)	$ 250,000	$ 250,000
Mimio from Mim Holdings [Member]
Membership interests acquisition percentage			100.00%